Fair Value Measurements (Tables)	6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jun. 30, 2021	Jan. 31, 2021	Dec. 31, 2020
Schedule of provides quantitative information regarding Level 3 fair value measurement inputs as of their measurement dates
The weighted-average assumptions for the six months ended July 31 are noted in the following table:

	Six Months Ended July 31,
	2021	2020
Expected volatility	55.00%	55.00%
Expected dividend yield	0.00%	0.00%
Expected option term (in years)	2.0	2.0
Risk-free interest rate	0.14%	0.23%

The weighted-average assumptions for the years ended January 31 are noted in the following table:

	2021	2020
Expected volatility	55.0%	50.0%
Expected dividend yield	0.0%	0.0%
Expected option term (in years)	2.0	2.0
Risk-free interest rate	0.23%	2.27%

Schedule of assets measured at fair value on a recurring basis
The following table presents our assets measured at fair value on a recurring basis:

	July31,				January 31,
	2021				2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash equivalents	$102	$—	$—	$102	$102	$—	$—	$102
Investments	—	—	—	—	—	—	—	—

Total assets	$102	—	$—	$102	$102	—	$—	$102

The Company’s PPP loan and note payable approximates fair value based on its terms and are classified as Level 2 within the fair value hierarchy.

The following table presents our assets measured at fair value on a recurring basis:

	2021				2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash equivalents	$102	$—	$—	$102	$784	$—	$—	$784
Investments	—	—		—	—	1,401		1,401

Total assets	$102	$—	$—	$102	$784	$1,401	$—	$2,185

The Company’s PPP loan approximates fair value based on its terms and classifies it into Level 2 within the fair value hierarcy.

LGL SYSTEMS ACQUISITION CORP [Member]
Schedule of assets measured at fair value on recurring basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at June 30, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$173,025,088	$173,192,131
Liabilities:
Warrant liabilities – Public Warrants	1	$15,740,625	$13,972,500
Warrant liabilities – Private Warrants	3	$10,234,120	$9,464,000

Total Warrant Liabilities		$25,974,745	$23,436,500

Description		December 31,
	Level	2020 (As Restated)		2019 (As Restated)
Assets:
Marketable securities held in Trust Account	1		$173,192,131	$172,626,688
Liabilities:
Warrant liabilities—Public Warrants	2		$13,972,500	$—
Warrant liabilities—Public Warrants	3	$		$8,797,500
Warrant liabilities—Private Warrants	3		$9,464,000	$5,668,000

Schedule of provides quantitative information regarding Level 3 fair value measurement inputs as of their measurement dates
The following table provides quantitative information regarding Level 3 fair value measurement inputs as of their measurement dates:

	June 30, 2021	December 31, 2020
Stock price	$9.99	$10.12
Term until business combination (in years)	0.21	0.35
Volatility
Pre-merger	0.0%	0.0%
Post-merger	27.64%	36.01%
Risk-free rate	0.91%	0.41%
Dividend yield	—	—
Probability of completing a business combination	95.0%	65.0%

2019

	November 12, 2019	December 31, 2019
Stock price	$9.49	$9.49
Term until business combination (in years)	1.50	1.35
Volatility
Pre-merger	0.0%	0.0%
Post-merger	25.0%	25.0%
Risk-free rate	1.8%	1.79%
Dividend yield	—	—
Probability of completing a business combination	65.0%	65.0%

2020

	March 31, 2020	June 30, 2020
Stock price	$9.52	$9.92
Term until business combination (in years)	1.10	0.85
Volatility
Pre-merger	0.0%	0.0%
Post-merger	25.0%	21.86%
Risk-free rate	0.47%	0.38%
Dividend yield	—	—
Probability of completing a business combination	65.0%	65.0%
2020

	September 30, 2020	December 31, 2020
Stock price	$10.02	$9.92
Term until business combination (in years)	0.60	0.35
Volatility
Pre-merger	0.0%	0.0%
Post-merger	24.92%	36.01%
Risk-free rate	0.34%	0.41%
Dividend yield	—	—
Probability of completing a business combination	65.0%	65.0%

Schedule of reflects the changes in the fair value of the warrant liabilities
The following table reflects the changes in the fair value of the warrant liabilities for periods presented:

	For the Three Months and Six Months Ended
	June 30, 2021
	Public Warrants	Private Warrants	Total
Warrant liabilities at January 1,	$13,972,500	$9,464,000	$23,436,500

Change in fair value of warrant liabilities	(3,105,000)	(2,756,000)	(5,861,000)

Warrant liabilities at March 31,	$10,867,500	$6,708,000	$17,575,500
Change in fair value of warrant liabilities	4,873,125	3,526,120	8,399,245

Warrant liabilities at June 30,	$15,740,625	$10,234,120	$25,974,745

	For the Three Months and Six Months Ended
	June 30, 2020
	Public Warrants	Private Warrants	Total
Warrant liabilities at January 1,	$8,797,500	$5,668,000	$14,465,500

Change in fair value of warrant liabilities	(603,750)	(520,000)	(1,123,750)

Warrant liabilities at March 31,	$8,193,750	$5,148,000	$13,341,750
Change in fair value of warrant liabilities	(345,000)	(312,000)	(657,000)

Warrant liabilities at June 30,	$7,848,750	$4,836,000	$12,684,750

	Public Warrants	Private Warrants	Total
Warrant liabilities at April 30, 2019 (inception of Company)	$0	$0	$0
Warrant liabilities at November 12, 2019 (date of issuance)	8,797,500	5,668,000	14,465,500
Change in fair value of warrant liabilities	0	0	0

Warrant liabilities at December 31, 2019	$8,797,500	$5,668,000	$14,465,500

Change in fair value of warrant liabilities	(603,750)	(520,000)	(1,123,750)

Warrant liabilities at March 31, 2020	$8,193,750	$5,148,000	$13,341,750
Change in fair value of warrant liabilities	(345,000)	(312,000)	(657,000)

Warrant liabilities at June 30, 2020	$7,848,750	$4,836,000	$12,684,750
Change in fair value of warrant liabilities	1,552,500	1,040,000	2,592,500

Warrant liabilities at September 30, 2020	$9,401,250	$5,876,000	$15,277,250
Change in fair value of warrant liabilities	4,571,250	3,588,000	8,159,250

Warrant liabilities at December 31, 2020	$13,972,500	$9,464,000	$23,436,500